UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-01494

GENERAL ELECTRIC S&S U.S. EQUITY FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 06/30/12

Item 1.	Schedule of Investments.

GE S&S U.S. Equity Fund

Schedule of Investments (dollars in thousands)—June 30, 2012 (Unaudited)

Common Stock—97.2% †	Number of Shares	Fair Value
Advertising—0.7%
Omnicom Group Inc.	556,302	$27,036

Aerospace & Defense—2.5%
Honeywell International Inc.	1,339,167	74,779
United Technologies Corp.	266,260	20,111
		94,890

Agricultural Products—1.3%
Archer-Daniels-Midland Co.	1,753,145	51,753

Air Freight & Logistics—2.4%
FedEx Corp.	39,736	3,640
United Parcel Service Inc.	1,140,154	89,799
		93,439

Application Software—0.4%
Intuit Inc.	249,011	14,779

Asset Management & Custody Banks—4.4%
Ameriprise Financial Inc.	1,153,399	60,277
Invesco Ltd.	2,444,548	55,247
State Street Corp.	1,160,286	51,795	(b)
		167,319

Automobile Manufacturers—0.2%
Ford Motor Co.	794,717	7,621

Biotechnology—2.2%
Amgen Inc.	805,312	58,820
Gilead Sciences Inc.	482,128	24,724	(a)
		83,544

Broadcasting—1.1%
CBS Corp.	296,694	9,726
Discovery Communications Inc.	641,071	32,111	(a)
		41,837

Cable & Satellite—3.3%
Comcast Corp.	1,826,258	58,385
DIRECTV	709,947	34,660	(a)
Liberty Global Inc.	693,387	33,109	(a)
		126,154

Casinos & Gaming—0.4%
Las Vegas Sands Corp.	397,359	17,281

Communications Equipment—4.0%
Cisco Systems Inc.	5,225,526	89,722
Qualcomm Inc.	1,117,901	62,245
		151,967

Computer Hardware—4.4%
Apple Inc.	288,217	168,319	(a)

Construction & Farm Machinery & Heavy Trucks—0.6%
Caterpillar Inc.	68,876	5,848
Deere & Co.	211,925	17,138
		22,986

Consumer Finance—1.3%
American Express Co.	881,076	51,287

Data Processing & Outsourced Services—3.9%
Paychex Inc.	1,059,622	33,283
The Western Union Co.	4,267,098	71,858
Visa Inc.	349,675	43,230
		148,371

Department Stores—0.4%
Macy’s Inc.	476,830	16,379

Diversified Chemicals—0.3%
EI du Pont de Nemours & Co.	211,924	10,717

Diversified Financial Services—4.0%
Citigroup Inc.	1,216,976	33,357
JPMorgan Chase & Co.	743,314	26,559
Wells Fargo & Co.	2,744,421	91,773
		151,689

Diversified Metals & Mining—0.9%
Freeport-McMoRan Copper & Gold Inc.	989,157	33,701

Drug Retail—0.4%
CVS Caremark Corp.	354,973	16,588

Electric Utilities—1.2%
Exelon Corp.	397,358	14,949
FirstEnergy Corp.	620,938	30,544
		45,493

Electrical Components & Equipment—0.3%
Cooper Industries PLC	174,838	11,920

Fertilizers & Agricultural Chemicals—1.3%
Monsanto Co.	434,445	35,963
Potash Corporation of Saskatchewan Inc.	280,800	12,268
		48,231

General Merchandise Stores—1.1%
Target Corp.	748,623	43,562

Healthcare Equipment—3.2%
Covidien PLC	2,054,607	109,921
Medtronic Inc.	344,377	13,338
		123,259

Healthcare Facilities—0.3%
HCA Holdings Inc.	344,377	10,479

Healthcare Services—3.0%
Express Scripts Holding Co.	2,074,740	115,833	(a)

Heavy Electrical Equipment—0.2%
ABB Ltd. ADR	466,234	7,609

Home Building—0.7%
MDC Holdings Inc.	820,147	26,794

Home Furnishing Retail—0.5%
Bed Bath & Beyond Inc.	333,781	20,628	(a)

Home Improvement Retail—2.0%
Lowe’s Companies Inc.	2,707,334	76,997

Independent Power Producers & Energy Traders—0.9%
Calpine Corp.	778,822	12,858	(a)
The AES Corp.	1,642,414	21,072	(a)
		33,930

Industrial Machinery—1.1%
Dover Corp.	712,413	38,192
Eaton Corp.	132,453	5,249
		43,441

Insurance Brokers—0.3%
Marsh & McLennan Companies Inc.	354,973	11,441

Integrated Oil & Gas—4.4%
Chevron Corp.	816,439	86,134
Exxon Mobil Corp.	227,819	19,494
Hess Corp.	275,502	11,971
Occidental Petroleum Corp.	596,038	51,122
		168,721

Integrated Telecommunication Services—0.2%
AT&T Inc.	264,905	9,447

Internet Retail—0.4%
Amazon.com Inc.	66,226	15,123	(a)

Internet Software & Services—2.7%
Baidu Inc. ADR	378,815	43,556	(a)
eBay Inc.	1,245,056	52,305	(a)
Google Inc.	15,894	9,220	(a)
		105,081

Investment Banking & Brokerage—1.1%
The Goldman Sachs Group Inc.	437,094	41,900

IT Consulting & Other Services—0.8%
International Business Machines Corp.	148,348	29,014

Life & Health Insurance—0.6%
MetLife Inc.	291,396	8,990
Prudential Financial Inc.	264,905	12,829
		21,819

Life Sciences Tools & Services—1.4%
Agilent Technologies Inc.	961,607	37,733
PerkinElmer Inc.	582,792	15,036
		52,769

Managed Healthcare—0.2%
UnitedHealth Group Inc.	100,664	5,889

Movies & Entertainment—2.8%
The Walt Disney Co.	603,985	29,293
Time Warner Inc.	2,022,818	77,879
		107,172

Multi-Line Insurance—0.4%
American International Group Inc.	356,955	11,455	(a)
Hartford Financial Services Group Inc.	222,521	3,923
		15,378

Oil & Gas Equipment & Services—1.7%
Schlumberger Ltd.	1,022,535	66,373

Oil & Gas Exploration & Production—1.7%
Anadarko Petroleum Corp.	841,869	55,732
Southwestern Energy Co.	291,396	9,304	(a)
		65,036

Oil & Gas Refining & Marketing—0.2%
Marathon Petroleum Corp.	180,136	8,092

Oil & Gas Storage & Transportation—0.2%
The Williams Companies Inc.	222,521	6,413

Packaged Foods & Meats—2.0%
Kraft Foods Inc.	1,761,622	68,034
Nestle S.A. ADR	127,155	7,596
		75,630

Pharmaceuticals—4.0%
Bristol-Myers Squibb Co.	975,382	35,065
Johnson & Johnson	529,811	35,794
Novartis AG ADR	100,664	5,627
Pfizer Inc.	3,345,756	76,952
		153,438

Property & Casualty Insurance—1.5%
ACE Ltd.	766,107	56,792

Real Estate Services—0.3%
CBRE Group Inc.	704,649	11,528	(a)

Regional Banks—0.9%
Regions Financial Corp.	5,162,478	34,847

Reinsurance—0.2%
PartnerRe Ltd.	95,366	7,216

Research & Consulting Services—0.3%
Nielsen Holdings N.V.	429,147	11,252	(a)

Semiconductors—2.9%
Altera Corp.	211,924	7,172
Analog Devices Inc.	211,924	7,983
Intel Corp.	2,166,927	57,749
Texas Instruments Inc.	1,294,328	37,134
		110,038

Soft Drinks—2.7%
Coca-Cola Enterprises Inc.	778,822	21,838
PepsiCo Inc.	1,154,988	81,611
		103,449

Specialized Finance—1.1%
CME Group Inc.	153,645	41,194

Specialized REITs—1.0%
American Tower Corp.	529,811	37,039

Specialty Stores—0.4%
Dick’s Sporting Goods Inc.	360,271	17,293

Steel—0.4%
Allegheny Technologies Inc.	476,830	15,206

Systems Software—4.6%
Microsoft Corp.	3,334,630	102,006
Oracle Corp.	2,495,410	74,114
		176,120
Tobacco—0.9%
Altria Group Inc.	1,018,297	35,182

Total Common Stock (Cost $3,377,733)		3,721,725

		Principal Amount	Fair Value
Short-Term Investments—2.5%

Time Deposit—2.5%
State Street Corp.
0.01%
(Cost $94,275)	02/07/12	$94,275	$94,275	(b)

Total Investments
(Cost $3,472,008)			3,816,000

Other Assets and Liabilities, net—0.3%			13,397

NET ASSETS—100.0%			$3,829,397

Notes to Schedules of Investments (dollars in thousands)—June 30, 2012 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the supplemental disclosure for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

†	Percentages are based on net assets as of June 30, 2012.

*	Less than 0.05%

Abbreviations:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

The Fund uses the net asset value per unit for collective funds (i.e., GEI Investment Fund). The Fund classifies the investment security in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables present the Fund’s investments measured at fair value on a recurring basis at June 30, 2012:

(Dollars in Thousands)

Fund	Investments	Level 1	Level 2	Level 3	Total
GE S&S U.S. Equity Fund	Investments in Securities †
	Common Stock	$3,721,725	$—	$—	$3,721,725
	Short-Term Investments	—	94,275	—	94,275

	Total Investments in Securities	$3,721,725	$94,275	$—	$3,816,000

† See Schedule of Investments for Industry Classification

INCOME TAXES

At June 30, 2012, information on the tax cost of investments was as follows (Dollars in Thousands):

Fund	Cost of investments for tax purposes	Gross Tax Appreciation	Gross tax Depreciation	Net tax Appreciation
GE S&S U.S. Equity	$3,516,841	$439,692	$(140,533)	$299,159

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S U.S. Equity Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 27, 2012

By:	/S/ ARTHUR A. JENSEN
ARTHUR A. JENSEN
Treasurer, GE S&S Funds

Date: August 27, 2012